INVESTMENT IN AFFILIATE (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
INVESTMENT IN AFFILIATE
NOTE 6:-	INVESTMENT IN AFFILIATE

a.
In August 2008 the Company incorporated a company in Brazil by the name of Pointer do Brazil S.A. ("Pointer Brazil"). As of December 31, 2011, the Company holds 48% of the share capital in Pointer Brazil, with an option to acquire an additional 4%. The option will expire in August 2013.

	December 31,
	2011	2010

Invested in equity	$3,830	$2,090
Accumulated net loss	3,564	1,795

Total investment in affiliate	$266	$295

b.	As of December 31, 2011, Pointer Brazil's total assets and liabilities are $ 4,121 and $ 2,844, respectively. The net loss for the year 2011 is $3,145.